Fair Value - Additional Information (Detail) (JPY ¥) In Billions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Fair Value, Option, Quantitative Disclosures [Line Items]
Carrying amounts of other equity interests of which fair values are not readily determinable	¥ 495	¥ 568
Structured notes
Fair Value, Option, Quantitative Disclosures [Line Items]
The differences between the aggregate fair value and aggregate unpaid principal balance of the notes for which the fair value option has been elected	48	40
Embedded derivatives, net unrealized gains recorded in Other noninterest income during the period	8	9
consolidated VIEs
Fair Value, Option, Quantitative Disclosures [Line Items]
The differences between the aggregate fair value and aggregate unpaid principal balance of the notes for which the fair value option has been elected	¥ 12	¥ 57